Financial - risk management objectives and policies - Changes in copper price (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial risk management [Line Items]
10% increase in future copper prices	$ 56,122	$ 7,591	$ 4,053
10% decrease in future copper prices	56,122	7,083	3,545
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Financial risk management [Line Items]
10% increase in future copper prices	140,420	112,080	99,219
10% decrease in future copper prices	$ (140,420)	$ (112,080)	$ (99,219)